Assets Held for Sale and Discontinued Operations	12 Months Ended
Dec. 31, 2016
Discontinued Operations And Disposal Groups [Abstract]
Assets Held for Sale and Discontinued Operations

NOTE 3. ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS

Assets Held for Sale

During the third quarter of 2015, 24 of our hotels and one additional restaurant parcel were classified as assets held for sale. The sale of these assets does not represent a major strategic shift and does not qualify for discontinued operations reporting.  During the fourth quarter of 2015, 11 of the hotels were sold for $34.1 million, net of transaction costs. During 2016, the remaining 13 of these hotels were sold for $34.4 million, net of transaction costs.

During 2016, six additional hotels were sold for $33.9 million, net of transaction costs, resulting in a net gain on sale of $4.9 million.  Additionally, five hotels were classified as assets held for sale during 2016.  During the first quarter of 2017, three hotels were sold for $22.0 million, net of transaction costs. The remaining two hotels are expected to close during the second quarter of 2017.

As of December 31, 2016 and 2015, the carrying amounts of the major classes of assets for the assets held for sale were as follows:

	December 31, 2016	December 31, 2015
	(in thousands)
Current assets	$64	$221
Property and equipment, net	29,383	34,982
Other non-current assets	97	320
Total assets held for sale	$29,544	$35,523

Discontinued Operations

During the second quarter of 2013, 44 of our hotels were classified as assets held for sale, and the results of their operations, in accordance with accounting rules in place at that time, have been presented within discontinued operations for all affected periods presented in the accompanying condensed consolidated statements of operations.

During the third and fourth quarters of 2013, 40 of these hotels were sold. On February 6, 2014, the four remaining hotels were sold. In accordance with the terms of our loan agreements existing at the time of such sales, all proceeds associated with the sale of these hotels were used to make principal payments on our long-term debt.

The following table summarizes the results of the discontinued operations:

For the year ended December 31,
2014
(in thousands)
Hotel revenues	$361
Direct lodging expenses	651
Other lodging and operating expenses	62
Operating loss	(352)
Impairment charge	(151)
Loss on discontinued operations	$(503)